Equity - Reserves - Subsidiaries (Details) € in Thousands, $ in Thousands, EquityInstruments in Millions							1 Months Ended										12 Months Ended
	Apr. 14, 2020 EUR (€)	Mar. 30, 2020 EUR (€)	Dec. 03, 2019 EUR (€)	Jul. 24, 2019	Jul. 23, 2019	Apr. 16, 2019 EUR (€)	Oct. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2021 USD ($) shares	May 31, 2021	Apr. 30, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Dec. 31, 2019 EUR (€) EquityInstruments	Jul. 31, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) EquityInstruments shares	Dec. 31, 2017	Sep. 02, 2020 EUR (€)	Sep. 02, 2020 USD ($)
Equity
Increase (decrease) in reserves																	€ (89)		€ 1,716,147
Dividend paid											€ 8,811	$ 10,485
Alkahest, Inc.
Equity
Consideration transferred, acquisition-date fair value																					€ 123,425	$ 146,000
Araclon Biotech S.L
Equity
Increased capital			€ 5,900			€ 16,800	€ 10,000						€ 5,900			€ 16,800
Proportion of ownership interest (as a percent)			75.10%			75.10%	75.85%						75.10%			75.10%
VCN Bioscience, S.L.
Equity
Increased capital																		€ 5,000
Indirect (as a percent)																		86.827%
Progenika Biopharma, S.A. (Spain)
Equity
Increased capital														€ 4
Acquired Capital (in shares) | shares														33
Proportion of ownership interest (as a percent)				100.00%	99.99%									100.00%	99.99%
Grifols Malaysia Sdn Bhd
Equity
Increased capital								€ 6	$ 7
Acquired Capital (in shares) | shares								28,500	28,500
Proportion of ownership interest (as a percent)								49.00%	49.00%	30.00%							49.00%
Kiro Grifols
Equity
Increased capital															€ 7,500			€ 10,000
Proportion of ownership interests held by non-controlling interests																	10.00%	10.00%
Proportion of direct ownership interest																	90.00%	90.00%
GDS Group
Equity
Acquired Capital (in shares) | shares																			90
Increase (decrease) in reserves		€ 408,000																	€ 227,000
Consideration transferred, in shares | EquityInstruments													1,766						1,766
Shanghai RAAS Blood Products Co., Ltd.
Equity
Acquired Capital (in shares) | shares																			0
Proportion of direct ownership interest		26.20%
Plasmavita Healthcare GmbH (Germany)
Equity
Contribution Made	€ 10,000
Proportion of ownership interest in joint venture	50.00%																			50.00%